Schedule of Investments (unaudited)	iShares® China Large-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.2%
BYD Co. Ltd., Class H	5,267,500	$144,395,696
Great Wall Motor Co. Ltd., Class H	12,511,000	18,905,893
Li Auto Inc.(a)	5,790,600	75,867,844
		239,169,433
Banks — 21.9%
Agricultural Bank of China Ltd., Class H	165,274,000	73,697,474
Bank of China Ltd., Class H	425,313,000	190,748,642
Bank of Communications Co. Ltd., Class H	39,081,200	28,140,757
China CITIC Bank Corp. Ltd., Class H	50,025,000	29,266,291
China Construction Bank Corp., Class H	502,018,320	324,801,175
China Everbright Bank Co. Ltd., Class H	16,775,000	5,082,083
China Merchants Bank Co. Ltd., Class H	20,363,438	88,191,130
China Minsheng Banking Corp. Ltd., Class H	34,340,600	12,564,580
Industrial & Commercial Bank of China Ltd., Class H	423,567,995	227,129,031
Postal Savings Bank of China Co. Ltd., Class H(b)	58,224,000	30,168,922
		1,009,790,085
Beverages — 1.2%
Nongfu Spring Co. Ltd., Class H(b)	9,380,200	55,107,913

Biotechnology — 0.9%
BeiGene Ltd.(a)	3,348,500	39,721,886

Broadline Retail — 12.4%
Alibaba Group Holding Ltd.	41,625,600	389,743,020
JD.com Inc.	12,637,250	182,082,183
		571,825,203
Capital Markets — 0.6%
China International Capital Corp. Ltd., Class H(b)	7,970,800	9,611,563
CITIC Securities Co. Ltd., Class H	8,848,200	14,087,348
CSC Financial Co. Ltd., Class H(b)	4,805,000	3,666,846
		27,365,757
Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	21,789,000	10,751,973

Entertainment — 3.6%
NetEase Inc.	8,895,400	166,740,941

Hotels, Restaurants & Leisure — 13.2%
Meituan, Class B(a)(b)	28,752,220	392,598,003
Trip.com Group Ltd.(a)	2,845,750	138,608,951
Yum China Holdings Inc.(c)	2,111,850	79,058,097
		610,265,051
Household Durables — 1.0%
Haier Smart Home Co. Ltd., Class A(c)	12,435,400	46,061,005

Independent Power and Renewable Electricity Producers — 0.4%
CGN Power Co. Ltd., Class H(b)	59,871,000	20,075,226

Industrial Conglomerates — 0.7%
CITIC Ltd.	34,206,000	32,372,627

Insurance — 6.4%
China Life Insurance Co. Ltd., Class H	40,016,000	52,697,967
China Pacific Insurance Group Co. Ltd., Class H	13,856,200	30,359,996
People’s Insurance Co. Group of China Ltd. (The), Class H	44,225,000	14,515,747
PICC Property & Casualty Co. Ltd., Class H	36,176,000	44,944,426
Ping An Insurance Group Co. of China Ltd., Class H	33,442,500	151,564,072
		294,082,208
Security	Shares	Value

Interactive Media & Services — 16.0%
Baidu Inc.(a)	12,034,550	$155,914,567
Kuaishou Technology(a)(b)	14,058,600	98,560,688
Tencent Holdings Ltd.	10,985,900	482,096,255
		736,571,510
Life Sciences Tools & Services — 0.2%
WuXi AppTec Co. Ltd., Class H(b)	1,785,352	8,036,022

Machinery — 0.3%
CRRC Corp. Ltd., Class H	21,781,000	12,022,955

Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class H	16,210,100	20,973,168

Metals & Mining — 1.5%
Zijin Mining Group Co. Ltd., Class H	30,916,000	67,442,368

Oil, Gas & Consumable Fuels — 6.4%
China Coal Energy Co. Ltd., Class H	11,302,000	11,384,940
China Petroleum & Chemical Corp., Class H	131,098,600	78,252,962
China Shenhua Energy Co. Ltd., Class H	18,162,000	75,380,790
PetroChina Co. Ltd., Class H	111,912,000	104,273,009
Yankuang Energy Group Co. Ltd., Class H	11,712,000	25,407,675
		294,699,376
Real Estate Management & Development — 2.0%
China Overseas Land & Investment Ltd.	20,647,000	37,967,201
China Resources Land Ltd.	14,811,833	53,260,910
		91,228,111
Specialty Retail — 0.1%
China Tourism Group Duty Free Corp. Ltd.(b)(c)	590,900	5,203,566

Technology Hardware, Storage & Peripherals — 3.7%
Xiaomi Corp., Class B(a)(b)	78,754,800	171,679,645

Textiles, Apparel & Luxury Goods — 1.6%
ANTA Sports Products Ltd.	6,733,200	76,226,500

Total Long-Term Investments — 99.9%
(Cost: $5,264,933,501)		4,607,412,529

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	16,561,877	16,566,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	3,580,000	3,580,000

Total Short-Term Securities — 0.4%
(Cost: $20,148,268)		20,146,846

Total Investments — 100.3%
(Cost: $5,285,081,769)		4,627,559,375

Liabilities in Excess of Other Assets — (0.3)%		(13,448,709)

Net Assets — 100.0%		$4,614,110,666

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,275,636	$4,308,450	(a)	$—		$(12,767)	$(4,473)	$16,566,846	16,561,877	$84,896	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,890,000	—		(5,310,000	)(a)	—	—	3,580,000	3,580,000	220,503		—
						$(12,767)	$(4,473)	$20,146,846		$305,399		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50 Index	238	05/30/24	$5,605	$205,662

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,607,412,529	$—	$4,607,412,529

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$20,146,846	$—	$—	$20,146,846
	$20,146,846	$4,607,412,529	$—	$4,627,559,375
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$205,662	$—	$205,662

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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